Administrative Expenses	3 Months Ended
Mar. 31, 2026
Administrative Expenses [Abstract]
Administrative expenses

26. Administrative expenses

	March 31, 2026	March 31, 2025

Third party services and financial system services	(41,801)	(46,001)
Rent, condominium fee and property services	(13,603)	(6,904)
Taxes	(3,613)	(256)
Provisions for contingencies	(22,346)	(7,713)
Others	(29,728)	(2,240)
Total	(111,090)	(63,114)